Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2021
Insurance Contract Liabilities
Insurance Contract Liabilities
8.	Insurance Contract Liabilities

	December 31, 2021			December 31, 2020
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	10,437.7	2,260.0	8,177.7	8,397.5	1,899.1	6,498.4
Provision for losses and loss adjustment expenses	34,422.8	8,943.9	25,478.9	30,809.3	7,947.3	22,862.0
Property and casualty insurance contract liabilities	44,860.5	11,203.9	33,656.6	39,206.8	9,846.4	29,360.4
Provision for life policy benefits(1)	2,486.0	2.3	2,483.7	—	—	—
Insurance contract liabilities	47,346.5	11,206.2	36,140.3	39,206.8	9,846.4	29,360.4

Current	20,618.3	4,740.3	15,878.0	17,389.7	4,218.2	13,171.5
Non-current	26,728.2	6,465.9	20,262.3	21,817.1	5,628.2	16,188.9
	47,346.5	11,206.2	36,140.3	39,206.8	9,846.4	29,360.4
(1)	Eurolife was consolidated on July 14, 2021 as described in note 23.

At December 31, 2021 the company’s net provision for losses and loss adjustment expenses of $25,478.9 (December 31, 2020 - $22,862.0) was comprised of case reserves of $10,258.5 and IBNR of $15,220.4 (December 31, 2020 - $9,390.3 and $13,471.7).

Provision for unearned premiums, gross

Changes in the property and casualty provision for unearned premiums for the years ended December 31 were as follows:

	2021	2020
Provision for unearned premiums – January 1	8,397.5	7,222.4
Gross premiums written(1)	23,796.0	18,979.4
Less: gross premiums earned(1)	(21,673.6)	(17,782.9)
Acquisitions of subsidiaries (note 23)	64.1	—
Divestiture of subsidiary	(62.9)	—
Foreign exchange effect and other	(83.4)	(21.4)
Provision for unearned premiums - December 31	10,437.7	8,397.5
(1)

Changes in the provision for unearned premiums, gross for the year ended December 31, 2020 exclude European Run-off’s gross premiums written and gross premiums earned of $146.5 and $115.9, as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

Provision for losses and loss adjustment expenses, gross

Changes in the property and casualty provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2021	2020
Provision for losses and loss adjustment expenses – January 1	30,809.3	28,500.2
Decrease in estimated losses and expenses for claims occurring in the prior years	(283.1)	(267.7)
Losses and expenses for claims occurring in the current year	14,396.8	12,303.9
Paid on claims occurring during:
the current year	(3,148.6)	(2,987.5)
the prior years	(7,212.8)	(7,338.0)
Acquisitions of subsidiaries (note 23)	297.3	—
Divestiture of subsidiary	(18.7)	—
Foreign exchange effect and other(1)	(417.4)	598.4
Provision for losses and loss adjustment expenses – December 31	34,422.8	30,809.3
(1)	Included in 2020 is $347.7 of unpaid losses from loss reserves assumed from European Run-off which were previously eliminated on consolidation. See note 23.

Changes in the property and casualty provision for losses and loss adjustment expenses presented in the table above for the year ended December 31, 2020 exclude European Run-off’s losses and loss adjustment expenses of $196.9 as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

Provision for life policy benefits

Changes in the provision for life policy benefits for the years ended December 31 were as follows:

	2021	2020
Provision for life policy benefits – January 1	—	—
Acquisition of subsidiary (note 23)	2,638.5	—
New business and renewals	78.1	—
Surrenders, lapses, maturities and deaths	(121.0)	—
Foreign exchange effect and other	(109.6)	—
Provision for life policy benefits – December 31	2,486.0	—

Development of insurance losses, gross

The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company’s ability to estimate the ultimate value of claims. The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year’s provision for losses and loss adjustment expenses as at December 31, 2021.

	Calendar year
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Property and casualty provision for losses and loss adjustment expenses	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2	30,809.3	34,422.8
Less: CTR Life(1)	20.6	17.9	15.2	14.2	12.8	8.7	8.0	7.0	5.5	4.4
	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2	30,803.8	34,418.4
Cumulative payments as of:
One year later	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0	7,288.8	7,180.7
Two years later	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3	12,313.5	11,598.0
Three years later	9,148.0	8,775.5	8,172.7	9,466.5	9,655.9	15,222.3	15,363.3
Four years later	10,702.8	10,212.4	9,561.8	10,914.2	11,122.6	17,378.8
Five years later	11,783.3	11,354.4	10,496.4	12,013.9	12,233.4
Six years later	12,729.6	12,123.4	11,202.2	12,859.5
Seven years later	13,335.1	12,754.2	11,793.5
Eight years later	13,877.0	13,283.6
Nine years later	14,341.1

Reserves re-estimated as of:
One year later	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3	28,225.5	30,360.1
Two years later	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9	28,839.4	28,165.4
Three years later	17,820.5	17,307.9	16,114.0	18,502.5	18,752.8	27,451.3	28,990.4
Four years later	17,735.5	17,287.2	15,938.9	18,469.1	18,743.9	27,698.6
Five years later	17,830.5	17,203.5	16,049.6	18,490.5	19,046.6
Six years later	17,791.8	17,340.1	16,123.1	18,759.5
Seven years later	17,931.9	17,420.0	16,403.8
Eight years later	18,041.2	17,680.5
Nine years later	18,285.9

Favourable development	1,342.3	1,514.4	1,330.1	1,042.7	422.4	903.5	83.3	327.8	443.7

Favourable development comprised of:
Effect of foreign currency translation	569.8	475.0	277.4	(185.7)	(148.0)	550.0	186.3	267.6	190.6
Favourable (adverse) loss reserve development	772.5	1,039.4	1,052.7	1,228.4	570.4	353.5	(103.0)	60.2	253.1
	1,342.3	1,514.4	1,330.1	1,042.7	422.4	903.5	83.3	327.8	443.7
(1)	Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance (“CTR Life”), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

The effect of foreign currency translation in the table above primarily arose on translation to U.S. dollars of loss reserves of subsidiaries with functional currencies other than the U.S. dollar. The company’s exposure to foreign currency risk and the management thereof are discussed in note 24.

Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.

Favourable loss reserve development in calendar year 2021 of $253.1 in the table above was principally comprised of favourable loss emergence on accident years 2020, 2019 and 2018, partially offset by adverse development primarily related to asbestos and other latent claims liabilities.

Development of losses and loss adjustment expenses for asbestos

A number of the company’s subsidiaries wrote general liability policies and reinsurance prior to their acquisition by the company under which policyholders continue to present asbestos-related injury claims. Substantially all of these claims are presented under policies written many years ago and reside primarily within U.S. Run-off.

There is a great deal of uncertainty surrounding these types of claims, which affects the ability of insurers and reinsurers to estimate the ultimate amount of unpaid claims and related settlement expenses. The majority of these claims differ from most other types of claims because there is inconsistent precedent, if any at all, to determine what, if any, coverage exists or which, if any, policy years and insurers or reinsurers may be liable. These uncertainties are exacerbated by judicial and legislative interpretations of coverage that in some cases have eroded the clear and express intent of the parties to the insurance contracts, and in others have expanded theories of liability.

Changes in the company’s provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31 were as follows:

	2021		2020
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,030.6	840.0	1,074.6	860.5
Losses and loss adjustment expenses incurred	199.1	151.6	161.0	121.2
Losses and loss adjustment expenses paid	(193.0)	(152.7)	(205.0)	(141.7)
Provision for asbestos claims and loss adjustment expenses - December 31	1,036.7	838.9	1,030.6	840.0